September 26, 2007
VIA EDGAR
Securities and Exchange Commission

Washington, D.C. 20549

Re:	Form N-1A Filing for MyShares Trust Registration No.: 811-22128
Dear Sir or Madam:
     On behalf of our client, the MyShares Trust (the “Trust”), attached to this correspondence is submitted a registration statement on Form N-1A concerning the registration of the Trust and the shares of the MyShares ISE Homebuilders Index Fund, the MyShares ISE SINdex Fund, the MyShares ISE-CCM Homeland Security Fund and the MyShares ISE-REVERE Wal-Mart Supplier Index Fund, each of which is a series of the Trust, under the Securities Act of 1933 and the Investment Company Act of 1940 (the “1940 Act”).
     Concurrently with this registration, the Trust has filed a related notification of registration on Form N-8A pursuant to the 1940 Act.
     Please do not hesitate to contact me at (212) 940-6447 if you have any questions or comments with respect to the enclosed filing.
Very truly yours,
/s/ Peter J. Shea
Peter J. Shea

Cc (w/enclosures):	Mr. Erik Liik Mr. Michael Voskian Mr. Simon Collier Mr. David Whitaker